Document and Entity Information	0 Months Ended
May 31, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	May 31, 2014
Registrant Name	VALIC Co I
Central Index Key	0000719423
Amendment Flag	false
Document Creation Date	Sep. 23, 2014
Document Effective Date	Oct. 01, 2014
Prospectus Date	Oct. 01, 2014
Asset Allocation Fund | Asset Allocation Fund
Risk/Return:
Trading Symbol	VCAAX
Blue Chip Growth Fund | Blue Chip Growth Fund
Risk/Return:
Trading Symbol	VCBCX
Broad Cap Value Income Fund | Broad Cap Value Income Fund
Risk/Return:
Trading Symbol	VBCVX
Capital Conservation Fund | Capital Conservation Fund
Risk/Return:
Trading Symbol	VCCCX
Core Equity Fund | Core Equity Fund
Risk/Return:
Trading Symbol	VCCEX
Dividend Value Fund | Dividend Value Fund
Risk/Return:
Trading Symbol	VCIGX
Emerging Economies Fund | Emerging Economies Fund
Risk/Return:
Trading Symbol	VCGEX
Foreign Value Fund | Foreign Value Fund
Risk/Return:
Trading Symbol	VCFVX
GLOBAL REAL ESTATE FUND | GLOBAL REAL ESTATE FUND
Risk/Return:
Trading Symbol	VGREX
Global Social Awareness Fund | Global Social Awareness Fund
Risk/Return:
Trading Symbol	VCSOX
Global Strategy Fund | Global Strategy Fund
Risk/Return:
Trading Symbol	VGLSX
Government Securities Fund | Government Securities Fund
Risk/Return:
Trading Symbol	VCGSX
Growth Fund | Growth Fund
Risk/Return:
Trading Symbol	VCULX
Growth & Income Fund | Growth & Income Fund
Risk/Return:
Trading Symbol	VCGAX
Health Sciences Fund | Health Sciences Fund
Risk/Return:
Trading Symbol	VCHSX
Inflation Protected Fund | Inflation Protected Fund
Risk/Return:
Trading Symbol	VCTPX
International Equities Index Fund | International Equities Index Fund
Risk/Return:
Trading Symbol	VCIEX
International Government Bond Fund | International Government Bond Fund
Risk/Return:
Trading Symbol	VCIFX
International Growth Fund | International Growth Fund
Risk/Return:
Trading Symbol	VCINX
Large Cap Core Fund | Large Cap Core Fund
Risk/Return:
Trading Symbol	VLCCX
Large Capital Growth Fund | Large Capital Growth Fund
Risk/Return:
Trading Symbol	VLCGX
Mid Cap Index Fund | Mid Cap Index Fund
Risk/Return:
Trading Symbol	VMIDX
Mid Cap Strategic Growth Fund | Mid Cap Strategic Growth Fund
Risk/Return:
Trading Symbol	VMSGX
Money Market I Fund | Money Market I Fund
Risk/Return:
Trading Symbol	VCIXX
Nasdaq-100 Index Fund | Nasdaq-100 Index Fund
Risk/Return:
Trading Symbol	VCNIX
Science & Technology Fund | Science & Technology Fund
Risk/Return:
Trading Symbol	VCSTX
Small Cap Aggressive Growth Fund | Small Cap Aggressive Growth Fund
Risk/Return:
Trading Symbol	VSAGX
Small Cap Fund | Small Cap Fund
Risk/Return:
Trading Symbol	VCSMX
Small Cap Index Fund | Small Cap Index Fund
Risk/Return:
Trading Symbol	VCSLX
Small Cap Special Values Fund | Small Cap Special Values Fund
Risk/Return:
Trading Symbol	VSSVX
Small-Mid Growth Fund | Small-Mid Growth Fund
Risk/Return:
Trading Symbol	VSSGX
Stock Index Fund | Stock Index Fund
Risk/Return:
Trading Symbol	VSTIX
Value Fund | Value Fund
Risk/Return:
Trading Symbol	VAVAX
Dynamic Allocation Fund | Dynamic Allocation Fund
Risk/Return:
Trading Symbol	VDAFX